CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 3 (Details) - Southern California Gas Company [Member] - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014 [2]	Dec. 31, 2013 [2]	Dec. 31, 2012 [2]
Impact Of 2010 Tax Act [Line Items]
Increase Due To Bonus Depreciation Extension, Net Of Tax	$ 1,100	$ 600	$ 800	$ 1,400	$ 3,900	[1]	$ 3,800	$ 3,700	$ 3,800
Increase Due To Bonus Depreciation Extension, Before Tax					6,600	[1]	$ 6,400	$ 6,300	$ 6,400
Total Increase Due To Bonus Depreciation Extension, Net Of Tax					15,200
Total Increase Due To Bonus Depreciation Extension, Before Tax					$ 25,700

[1]	The approved increase to after-tax earnings for the first and second quarters of 2015 of $1.4 million and $0.8 million, respectively, was recorded in the second quarter of 2015. The approved increase to after-tax earnings for the third and fourth quarters of 2015 of $0.6 million and $1.1 million, respectively, was recorded in the respective quarters.
[2]	The approved increase to after-tax earnings was recorded in the second quarter of 2015.